Solar Energy Systems Held for Development and Sale	12 Months Ended
Dec. 31, 2013
Solar Energy Systems Held For Development and Sale [Abstract]
SOLAR ENERGY SYSTEMS HELD FOR DEVELOPMENT AND SALE
SOLAR ENERGY SYSTEMS HELD FOR DEVELOPMENT AND SALE
Solar energy systems held for development and sale consist of the following:

	As of December 31,
	2013	2012
In millions
Under development	$419.7	$133.8
Systems held for sale	40.4	—
Total solar energy systems held for development and sale	$460.1	$133.8

See Note 2 for a discussion of solar energy systems held for development and sale.